CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ 38,170	$ 101,094	$ (360,386)
Other comprehensive loss
Foreign currency translation loss	(3,753)	(6,592)	(8,469)
Total comprehensive income/(loss)	34,417	94,502	(368,855)
Less: Comprehensive (income)/loss attributable to non-controlling interests	(110)	39	545
Total comprehensive income/(loss) attributable to the Company	$ 34,307	$ 94,541	$ (368,310)